Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 08, 2014
Registrant Name	dei_EntityRegistrantName	Two Roads Shared Trust
Central Index Key	dei_EntityCentralIndexKey	0001552947
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	trst
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2014
Prospectus Date	rr_ProspectusDate	Apr. 08, 2014
West Shore Real Return Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The West Shore Real Return Income Fund (the “Fund”) seeks a combination of capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the Fund utilizes three core investment strategies: domestic income, global income and alternative investments. The Adviser will select and determine the appropriate allocation of Fund assets to each strategy based on its evaluation of market opportunities, economic trends, and relative values. Although the Fund’s allocation to each strategy may vary over time, the Fund will typically allocate 30-50% of its total assets to domestic income investments, 30-50% of its total assets to global income investments, and up to 20% of its total assets to alternative investments.

Domestic Income.  The Fund’s domestic income strategy focuses primarily on equity securities of established U.S. issuers believed to offer attractive dividend yields, the potential for capital appreciation and dividend growth, and lower relative risk.  The types of equity securities in which the Fund typically invests include common stock, preferred stock, convertible securities, depositary receipts, warrants, and rights. The Fund may also invest in other types of equity securities, including real estate investment trusts (“REITs”) and master limited partnerships.  The Fund may invest in securities of companies in any market sector and with market capitalizations of any size. The Fund may also invest directly or indirectly in debt securities issued by corporate and government issuers, including inflation-protected securities and asset-backed securities.

Global Income. The Fund’s global income strategy seeks to provide current income and preservation of capital through investments in foreign securities that the Adviser believes will provide returns that exceed the rate of inflation. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including issuers located in emerging market countries.  The Fund’s global income strategy primarily invests in equity securities and fixed income securities, including common stock, preferred stock, convertible securities, warrants, rights, REITs, asset-backed securities, inflation-protected securities, and securities issued by foreign governments. The Fund’s global income strategy typically invests in securities in a number of different countries.

Alternative Investments.  The Fund’s alternative investments strategy seeks to provide exposure to investments that have low to moderate correlation to traditional equity and fixed income investments.  The Adviser also selects investments for the Fund’s alternative investments strategy to manage or hedge the Fund’s exposure to individual issuers and general market risk.  The Fund gains exposure to alternative investments primarily through investments in underlying funds, including private equity funds and hedge funds.  The Fund may invest in underlying funds that provide exposure to a variety of investment styles, including market neutral and long/short strategies, and investment types.  These underlying funds may invest, either directly or indirectly through derivatives (which may include swaps, futures, and options), in securities and instruments that may include, among others, raw materials, precious metals, other commodities, and other types of investments.  In executing the Fund’s alternative investments strategy, the Adviser may allocate Fund assets among one or more underlying funds.

The Fund seeks to gain exposure to commodity-linked investments by investing in underlying funds that may provide exposure to instruments which may include, among others, raw materials, precious metals, collectibles, other commodity-linked investments.  The Fund intends to invest in such underlying funds through investments in West Shore Real Return Income (Cayman) Fund, Ltd. a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary").

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund. The Subsidiary pursues its investment objective by investing in underlying funds that may invest in raw materials, precious metals, collectibles, and other commodity-linked investments.  The Subsidiary may also directly invest in physical precious metals, such as gold.  The Fund may invest up to 25% of its total assets in the Subsidiary, although the Fund does not intend to allocate more than 20% of its assets to its alternative strategy, under which investments in the Subsidiary are categorized.  The Subsidiary (unlike the Fund) is not subject to certain U.S. federal tax rules that otherwise limit the Fund’s investments in commodity-linked investments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s assets exposed to any particular underlying fund or direct investment made by the Subsidiary will vary based on market conditions, but may from time to time be substantial.  In evaluating potential investments for the Fund, the Adviser takes into account quantitative and qualitative factors, including fundamental quality, earnings growth, dividend yield, relative value, and anticipated price appreciation. The Adviser may draw upon both internal and external resources to identify potential investments. Quantitative factors are identified through a proprietary computerized system that analyzes potential investments based on numerous criteria.  Eligible securities are identified and further sorted by industry, region and country.  The Adviser then measures each eligible security’s qualitative factors to determine the security’s target price.  The Adviser will continue to apply this quantitative and qualitative analysis to monitor a security’s value relative to other portfolio securities to determine whether to continue to hold or sell a security held by the Fund. The Adviser seeks to identify investments that provide returns that exceed the rate of inflation (“real return”) and have the ability to maintain or enhance real value during periods of inflation.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to 25% of its total assets in the Subsidiary, although the Fund does not intend to allocate more than 20% of its assets to its alternative strategy, under which investments in the Subsidiary are categorized.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

•

Asset-Backed Securities Risk. The risks of investing in asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

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Cayman Subsidiary Risk.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could adversely affect the Fund and its shareholders.  The Fund’s investment in the Subsidiary will bear its pro rata share of the Subsidiary’s operating expenses. The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act"), as amended, and, unless otherwise noted in this Prospectus, is not be subject to all of the investor protections of the 1940 Act.

•

Commodities Risk.  Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

•

Credit Risk.  The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.

•

Currency Risk.  The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

•

Derivatives Risk. The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments.  The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

•

Emerging Markets Risk.  The risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

•

Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•

Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•

Foreign (Non-U.S.) Investment Risk.  Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

•

Hedge Fund Risk.  The Fund may invest in private investment funds, or “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a hedge fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a hedge fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more hedge funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  In addition, interests in a hedge fund are likely to be illiquid.

•

Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

•

Investment Companies and Exchange-Traded Funds (“ETFs”) Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

•

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

•

Limited History of Operations. The Fund has a limited history of operation. In addition, the Adviser has not previously managed a mutual fund.

•

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity if disfavored by the market. The Fund is also exposed to liquidity risk through its investment in underlying funds that hold illiquid securities.

•

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•

Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Real Estate Investment Trusts (“REITs”) Risk. The Fund is subject to risks related to investment in REITs, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company.

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Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

•

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by visiting www.westshorefunds.com or by calling 1-855-WSFUNDS (973-8637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-WSFUNDS (973-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westshorefunds.com
West Shore Real Return Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AWSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.40%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	804
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,377
West Shore Real Return Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	731
West Shore Real Return Income Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NWSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	806
West Shore Real Return Income Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RWSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 880

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's Adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund until at least February 28, 2015 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.15%, 1.75%, 2.00% and 2.25% of average daily net assets attributable to Class A, Class I, Class N and Class R shares, respectively. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.